Eaton Vance
High Yield Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.9%
Security	Principal Amount (000's omitted)	Value
Hospital — 2.1%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$ 3,884,891
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	5,365	5,284,525
Montefiore Obligated Group, 4.287%, 9/1/50	8,915	6,897,702
Tower Health, 4.451%, 2/1/50	15,405	11,861,850
		$ 27,928,968
Other — 0.7%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 9,281,698
		$ 9,281,698
Other Revenue — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$1,055	$ 995,734
		$ 995,734
Total Corporate Bonds (identified cost $40,921,581)		$ 38,206,400

Tax-Exempt Municipal Obligations — 96.9%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$567	$ 102,093
		$ 102,093
Education — 5.5%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	$1,270	$ 1,303,795
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	925	787,138
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)	800	682,504
Build NYC Resource Corp., NY, (New World Preparatory Charter School):
4.00%, 6/15/51	160	137,341
4.00%, 6/15/56	125	104,989
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	553,039
5.375%, 6/15/48(1)	1,020	1,019,214
Security	Principal Amount (000's omitted)	Value
Education (continued)
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	$325	$ 332,914
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	150	137,895
4.00%, 5/1/51	500	438,230
District of Columbia, (District of Columbia International School):
5.00%, 7/1/39	710	730,597
5.00%, 7/1/49	700	710,157
District of Columbia, (KIPP DC):
4.00%, 7/1/39	280	263,687
4.00%, 7/1/44	270	246,815
4.00%, 7/1/49	385	342,392
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/41(1)	1,190	1,229,615
5.00%, 6/1/49(1)	2,100	2,134,713
5.00%, 6/1/61(1)	1,175	1,192,719
Erie Higher Education Building Authority, PA, (Gannon University), 5.00%, 5/1/47	475	499,918
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	1,000	871,430
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	623,835
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	753,480
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	170	174,519
5.00%, 7/1/55	460	465,557
Indiana Finance Authority, (Valparaiso University):
4.00%, 10/1/34	500	505,655
4.00%, 10/1/35	650	656,435
Kentucky Bond Development Corp., (Centre College):
4.00%, 6/1/46	800	815,784
4.00%, 6/1/51	1,250	1,268,725
Kentucky Bond Development Corp., (Transylvania University):
4.00%, 3/1/46	2,805	2,825,252
4.00%, 3/1/49	705	707,919
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
4.00%, 9/1/35	300	308,952
4.00%, 9/1/40	1,200	1,227,000

Eaton Vance
High Yield Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Louisiana Public Facilities Authority, (Loyola University), 4.00%, 10/1/51	$1,170	$ 1,101,836
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), 4.00%, 7/1/61(1)	2,600	2,162,732
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(1)	1,650	1,436,869
4.00%, 7/1/56(1)	1,220	1,033,389
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,214,480
Michigan State University, 5.00%, 2/15/44	1,000	1,098,500
Ohio State University, 0.38%, 12/1/39(4)	9,190	9,190,000
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,063,230
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/51	2,000	1,712,980
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	265	266,953
5.00%, 6/15/39(1)	205	210,428
5.00%, 6/15/49(1)	260	264,529
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	1,000	846,570
5.00%, 4/1/40(1)	840	869,921
5.00%, 4/1/50(1)	2,510	2,569,161
Romeoville, IL, (Lewis University):
5.00%, 10/1/27	1,000	1,050,200
5.00%, 10/1/29	1,000	1,045,570
5.00%, 10/1/30	1,000	1,042,920
5.00%, 10/1/35	2,000	2,078,740
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	2,000	1,856,940
University of California, 5.00%, 5/15/38(5)	10,000	10,272,100
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.):
4.00%, 3/15/40	750	707,505
5.00%, 3/15/50	2,345	2,397,528
		$ 72,545,296
Electric Utilities — 2.9%
Arkansas River Power Authority, CO:
5.00%, 10/1/31	$1,500	$ 1,629,270
5.00%, 10/1/32	1,500	1,625,700
5.00%, 10/1/38	9,325	10,002,368
5.00%, 10/1/43	2,250	2,393,640
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	$15,890	$ 15,247,567
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	7,571,550
		$ 38,470,095
Escrowed/Prerefunded — 4.2%
Build NYC Resource Corp., NY, (YMCA of Greater New York):
Prerefunded to 8/1/25, 4.00%, 8/1/31	$650	$ 679,159
Prerefunded to 8/1/25, 4.00%, 8/1/36	875	914,253
Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/35	1,100	1,184,920
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Prerefunded to 12/1/22, 5.00%, 12/1/33	5,000	5,094,100
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,478,090
Detroit, MI, Sewage Disposal System:
Prerefunded to 7/1/22, 5.00%, 7/1/32	3,185	3,204,269
Prerefunded to 7/1/22, 5.25%, 7/1/39	3,355	3,376,673
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.):
Prerefunded to 7/1/24, 5.00%, 7/1/34	750	790,343
Prerefunded to 7/1/24, 5.00%, 7/1/39	1,250	1,317,237
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	1,000	1,068,380
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,102,998
Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	1,905	1,916,525
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), Prerefunded to 4/1/24, 5.00%, 4/1/34	3,885	4,073,112
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University):
Prerefunded to 4/1/25, 5.00%, 4/1/30	800	853,872
Prerefunded to 4/1/25, 5.00%, 4/1/35	1,000	1,067,340
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), Prerefunded to 12/1/24, 5.00%, 12/1/31	6,250	6,652,312
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/44	10,000	10,666,000

Eaton Vance
High Yield Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), Prerefunded to 1/1/24, 7.00%, 1/1/34	$3,000	$ 3,221,190
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,560,604
		$ 55,221,377
General Obligations — 6.9%
Centennial Independent School District No. 12, Circle Pines, MN:
0.00%, 2/1/31	$1,225	$ 915,381
0.00%, 2/1/33	1,500	1,025,400
Chicago Board of Education, IL:
5.00%, 12/1/26	1,595	1,692,933
5.00%, 12/1/34	3,650	3,842,319
5.00%, 12/1/42	1,820	1,840,439
Chicago, IL, 5.00%, 1/1/40	2,000	2,110,320
Detroit, MI:
5.00%, 4/1/30	1,400	1,494,192
5.00%, 4/1/31	865	918,431
5.50%, 4/1/31	565	627,150
5.50%, 4/1/32	595	659,165
5.50%, 4/1/35	350	385,914
5.50%, 4/1/45	1,930	2,100,998
5.50%, 4/1/50	2,320	2,512,073
Illinois:
4.00%, 6/1/33	4,000	3,955,560
4.00%, 11/1/40	4,000	3,772,200
5.00%, 11/1/30	7,200	7,596,288
5.00%, 5/1/33	9,480	9,987,844
5.00%, 5/1/35	3,500	3,610,740
5.00%, 12/1/42	8,125	8,421,806
5.25%, 7/1/30	2,800	2,876,636
5.50%, 5/1/39	1,085	1,181,174
5.75%, 5/1/45	1,115	1,223,456
L'Anse Creuse Public Schools, MI, (LOC: TD Bank, N.A.), 0.44%, 5/1/35(4)	6,500	6,500,000
Puerto Rico:
0.00%, 7/1/24	292	265,733
0.00%, 7/1/33	731	418,010
4.00%, 7/1/33	568	527,944
4.00%, 7/1/35	510	473,209
4.00%, 7/1/37	438	394,872
4.00%, 7/1/41	596	536,966
4.00%, 7/1/46	619	544,903
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.25%, 7/1/23	$634	$ 642,006
5.375%, 7/1/25	632	653,814
5.625%, 7/1/27	627	664,730
5.625%, 7/1/29	616	664,358
5.75%, 7/1/31	599	655,370
Sherwood School District No. 88J, OR, 0.00%, 6/15/37	3,630	1,970,763
Texas, (SPA: State Street Bank and Trust Co.), 0.47%, 12/1/41(4)	9,035	9,035,000
Will and Cook Counties Community High School District No. 210, IL:
0.00%, 1/1/27	60	50,166
3.375%, 1/1/33	450	450,216
5.00%, 1/1/28	3,500	3,548,090
		$ 90,746,569
Hospital — 9.0%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$ 2,309,164
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center):
4.00%, 7/1/40	1,000	1,008,060
4.00%, 7/1/45	3,000	2,985,120
Berks County Industrial Development Authority, PA, (Tower Health):
5.00%, 11/1/47	510	501,998
5.00%, 11/1/50	5,000	4,877,050
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/35	250	260,068
5.00%, 11/1/40	550	570,966
5.00%, 11/1/44	500	517,725
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,081,810
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	2,400	2,560,728
Camden County Improvement Authority, NJ, (Cooper Health System):
5.00%, 2/15/29	1,000	1,040,470
5.00%, 2/15/32	2,000	2,077,760
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,581,286
Colorado Health Facilities Authority, (Boulder Community Health), 4.00%, 10/1/39	300	300,627
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,317,843

Eaton Vance
High Yield Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Cuyahoga County, OH, (The MetroHealth System):
5.00%, 2/15/31	$1,500	$ 1,611,510
5.00%, 2/15/32	1,500	1,605,840
Decatur Hospital Authority, TX, (Wise Health System):
4.00%, 9/1/34	1,604	1,613,432
4.00%, 9/1/44	9,039	8,774,428
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	315	301,531
Grand Forks, ND, (Altru Health System), 4.00%, 12/1/46	925	882,940
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	4,000	3,857,800
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	2,933,482
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):
5.50%, 6/1/29	710	721,665
6.00%, 6/1/39	3,805	3,875,849
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	4,634,594
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/40	300	298,713
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	925	1,011,284
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/44	4,000	4,291,360
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,156,915
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,785,601
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	6,407,529
5.00%, 7/1/41	1,750	1,877,803
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/32(1)	1,000	1,090,440
5.00%, 12/1/33(1)	2,000	2,178,380
5.00%, 12/1/34(1)	3,900	4,243,941
5.00%, 12/1/35(1)	1,000	1,086,370
(AMT), 5.00%, 12/1/40(1)	2,300	2,445,843
Niagara Area Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/52	2,000	1,878,540
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/38	1,025	1,049,569
5.25%, 8/15/43	8,045	8,328,908
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Palm Beach County Health Facilities Authority, FL, (Baptist Health South Florida Obligated Group), 3.00%, 8/15/44	$1,170	$ 947,326
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):
5.00%, 12/1/35	3,100	3,148,856
5.75%, 12/1/32	4,050	4,094,712
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(5)	7,000	7,292,740
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	2,500	2,688,650
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	2,580	2,660,496
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,586,925
		$ 119,354,647
Housing — 1.4%
California Municipal Finance Authority, (CityView Apartments), Sustainability Bonds, 4.00%, 11/1/36(1)	$5,175	$ 4,720,842
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	4,000	3,513,080
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.00%, 7/1/40	1,000	939,540
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), Prerefunded to 4/1/24, 5.00%, 4/1/39	3,500	3,669,470
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	2,238,200
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(6)	860	860,000
11.00%, 7/1/31	2,000	2,000,000
		$ 17,941,132
Industrial Development Revenue — 12.1%
Arkansas Development Finance Authority, (Big River Steel), Green Bonds, (AMT), 4.75%, 9/1/49(1)	$7,750	$ 7,431,475
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	1,931,656
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	2,250	2,258,303

Eaton Vance
High Yield Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	$2,145	$ 1,937,965
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	2,500	2,403,175
Houston, TX, (United Airlines, Inc. Terminal E Project), (AMT), 4.75%, 7/1/24	4,630	4,712,877
Houston, TX, (United Airlines, Inc.):
(AMT), 4.00%, 7/15/41	3,595	3,275,369
(AMT), 5.00%, 7/15/27	1,750	1,855,543
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50(7)	11,500	11,669,165
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.), (AMT), 3.50%, 12/1/51(1)	5,250	3,980,602
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,050	4,081,144
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,983,456
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	2,650	2,420,351
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,516,315
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(1)	1,075	1,062,874
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,016,450
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,505,535
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	6,335	6,087,492
(AMT), 4.875%, 11/1/42(1)	6,965	6,915,897
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	11,690	10,161,182
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(1)	480	454,550
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.25%, 9/15/29	8,285	8,406,458
(AMT), 5.50%, 6/1/33	4,375	4,518,062
(AMT), 5.625%, 11/15/30	2,045	2,142,465
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	5,100	4,638,399
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	5,500	5,440,655
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	$14,660	$ 14,081,663
(AMT), 5.00%, 10/1/40	7,065	7,410,690
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	1,000	967,630
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	2,200	1,835,020
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,620,616
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,136,600
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	6,290	5,945,685
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	497,881
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,440,216
		$ 159,743,416
Insured - Escrowed/Prerefunded — 0.9%
Irvington Township, NJ, (AGM), Prerefunded to 7/15/24, 5.00%, 7/15/32	$1,000	$ 1,053,630
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	10,000	10,974,900
		$ 12,028,530
Insured - General Obligations — 1.2%
Atlantic City, NJ:
(AGM), 4.00%, 3/1/42	$480	$ 489,874
(BAM), 5.00%, 3/1/42	1,250	1,359,650
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	543,515
McHenry County Community Unit School District No. 12, IL, (Johnsburg):
(AGM), 5.00%, 1/1/31	3,175	3,303,587
(AGM), 5.00%, 1/1/32	1,215	1,264,001
(AGM), 5.00%, 1/1/33	1,405	1,461,200
(AGM), 5.00%, 7/1/34	2,810	2,921,922
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	5,000	5,173,700
		$ 16,517,449

Eaton Vance
High Yield Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.2%
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/46	$3,250	$ 2,597,953
		$ 2,597,953
Insured - Other Revenue — 2.1%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$ 6,985,000
(NPFG), 0.00%, 11/15/26	9,395	7,868,124
(NPFG), 0.00%, 11/15/28	9,600	7,333,248
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	981,256
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	329,004
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/40	1,750	1,509,060
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	2,187,465
		$ 27,193,157
Insured - Special Tax Revenue — 2.0%
Illinois Sports Facilities Authority:
(AMBAC), 0.00%, 6/15/25	$750	$ 673,860
(AMBAC), 0.00%, 6/15/26	2,380	2,058,367
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	18,482,860
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,515	2,540,552
(AGM), 3.75%, 5/1/40	2,985	3,011,626
		$ 26,767,265
Insured - Transportation — 1.5%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.25%, 1/1/32	$1,500	$ 1,525,245
(AGM), 5.25%, 1/1/33	650	660,940
(AGM), 5.50%, 1/1/43	1,355	1,379,105
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,335,099
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,084,949
Ohio, (Portsmouth Gateway Group, LLC):
(AGM), (AMT), 5.00%, 12/31/27	1,150	1,220,691
(AGM), (AMT), 5.00%, 12/31/28	1,600	1,693,888
Philadelphia, PA, Airport Revenue, (AGM), (AMT), 4.00%, 7/1/46	1,095	1,045,670
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,064,518
		$ 20,010,105
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.6%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$2,155	$ 1,714,022
(AGM), 0.00%, 10/1/28	3,965	2,953,370
(AGM), 0.00%, 10/1/29	3,035	2,111,996
(AGM), 0.00%, 10/1/30	2,580	1,673,259
		$ 8,452,647
Lease Revenue/Certificates of Participation — 1.6%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/23, 5.00%, 12/1/29(5)	$10,875	$ 11,339,689
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	1,530	1,607,938
5.00%, 6/15/44	8,290	8,707,484
		$ 21,655,111
Nursing Home — 0.0%(2)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$405	$ 406,211
		$ 406,211
Other Revenue — 3.1%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$10,300	$ 10,032,612
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	6,250	1,125,000
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(1)	1,260	1,363,308
Metropolitan Pier and Exposition Authority, IL, (McCormick Place):
4.00%, 12/15/47	4,060	3,764,635
4.00%, 6/15/50	5,000	4,603,250
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,250,325
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,182,841
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(5)	10,000	10,509,800
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,105	5,592,323
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	723,492
		$ 41,147,586

Eaton Vance
High Yield Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 13.3%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$ 1,377,338
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	7,945	8,089,122
5.00%, 11/15/38	1,000	1,063,160
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	1,000	897,550
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(1)	360	338,105
Green Bonds, 5.00%, 11/15/51(1)	1,500	1,490,790
Centerville, OH, (Graceworks Lutheran Services):
5.25%, 11/1/37	3,250	3,308,890
5.25%, 11/1/47	3,190	3,203,557
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	425	425,740
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	254,070
5.375%, 11/15/55	300	305,952
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	2,043,225
5.00%, 5/15/58	2,525	2,144,331
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	1,210	1,250,039
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	794,445
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	1,010,770
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	1,600	1,617,280
Florida Development Finance Corp., (Mayflower Retirement Community), 4.00%, 6/1/41(1)	105	91,130
Florida Development Finance Corp., (The Glenridge on Palmer Ranch), 5.00%, 6/1/51	2,000	1,847,460
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,000,510
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 4.00%, 4/1/51(1)	10,000	8,087,300
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	129,473
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	415	422,063
6.375%, 1/1/33	655	666,987
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.):
5.125%, 11/15/32	525	532,749
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.): (continued)
5.25%, 11/15/37	$480	$ 486,941
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,622,621
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	403,464
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,500	1,403,595
5.00%, 5/15/43	3,250	3,278,697
5.00%, 5/15/55	2,095	2,096,257
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,615,975
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,665,056
5.00%, 11/15/38(1)	1,010	1,061,621
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
5.00%, 10/1/37(1)	1,000	1,059,270
5.00%, 10/1/47(1)	1,280	1,354,483
5.00%, 10/1/57(1)	2,410	2,549,708
Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	370	392,748
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40(7)	1,020	1,032,709
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(6)	25	19,500
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,341,665
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	9,220,111
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront):
5.125%, 10/1/34	2,500	2,553,550
5.40%, 10/1/44	1,770	1,801,878
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	3,200	2,623,200
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	585	556,984
5.625%, 7/1/46(1)	555	538,206
5.75%, 7/1/54(1)	1,745	1,697,501
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover):
5.00%, 10/1/40	815	856,712
5.00%, 10/1/46	1,000	1,044,560
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	6,461,821

Eaton Vance
High Yield Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/25	$1,600	$ 1,597,520
4.375%, 1/1/39	1,250	1,186,713
5.00%, 1/1/49	6,000	6,008,340
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,792,250
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/45	1,000	997,210
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,485	2,489,572
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):
7.25%, 6/1/34	75	76,839
7.25%, 6/1/39	1,190	1,219,179
7.50%, 6/1/49	6,855	7,024,387
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), 5.00%, 6/1/55	6,800	6,917,232
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	2,460	2,241,650
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	785,877
Salem Hospital Facility Authority, OR, (Capital Manor), 4.00%, 5/15/57	1,000	886,550
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	1,445	1,432,226
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/30	1,945	2,038,905
St. Johns County Industrial Development Authority, FL, (Vicar's Landing), 4.00%, 12/15/46	500	430,260
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/38	1,250	1,279,163
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	772,821
6.75%, 11/15/51	3,250	3,448,672
6.875%, 11/15/55	200	213,336
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace):
5.00%, 10/1/34	2,130	2,197,201
5.00%, 10/1/44	5,410	5,542,978
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/46	$920	$ 819,297
4.00%, 12/1/56	785	663,231
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(1)	3,350	3,347,454
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.):
4.25%, 7/1/32	1,270	1,275,753
4.50%, 7/1/42	1,270	1,276,261
Warren County, OH, (Otterbein Homes Obligated Group):
5.00%, 7/1/39	1,975	2,043,967
5.50%, 7/1/39	500	518,515
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,507,725
5.00%, 7/1/46(1)	1,250	1,219,100
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/43(1)	4,000	4,229,280
5.00%, 1/1/48(1)	4,815	5,075,732
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,673,109
5.00%, 1/1/49(1)	695	655,899
Wayzata, MN, (Folkestone Senior Living Community):
4.00%, 8/1/38	175	163,258
4.00%, 8/1/39	125	115,709
4.00%, 8/1/44	815	727,428
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/36	365	370,201
4.00%, 11/15/41	370	370,866
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,630	2,659,745
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/47	5,100	4,229,838
		$ 176,652,118
Special Tax Revenue — 4.1%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$6,985	$ 7,202,164
Cleveland-Cuyahoga County Port Authority, OH, (Flats East Bank), 4.00%, 12/1/55(1)	400	336,360

Eaton Vance
High Yield Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Conroe Local Government Corp., TX, (Conroe Convention Center Hotel):
3.50%, 10/1/31	$685	$ 594,176
5.00%, 10/1/50	1,605	1,456,971
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,071,380
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	631,734
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,275	4,343,357
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	515,958
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	900	932,976
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,503,173
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	1,005	10
5.75%, 5/1/38	1,105	1,113,884
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(5)	10,000	10,564,300
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,200	3,287,872
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,221,125
South Orange County Public Financing Authority, CA, (Ladera Ranch):
5.00%, 8/15/31	1,500	1,558,395
5.00%, 8/15/33	1,000	1,041,230
5.00%, 8/15/34	450	468,554
South Village Community Development District, FL:
3.50%, 5/1/32	790	771,451
3.625%, 5/1/35	485	474,572
3.75%, 5/1/38	1,010	991,426
4.875%, 5/1/35	500	507,095
5.00%, 5/1/38	100	101,863
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	1,038	983,872
Series A2, 5.80%, 5/1/35	795	555,625
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	545	458,558
Tolomato Community Development District, FL:
3.00%, 5/1/32	1,540	1,334,333
3.25%, 5/1/40	2,865	2,432,786
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	$3,405	$ 3,415,317
		$ 53,870,517
Student Loan — 0.4%
New Jersey Higher Education Student Assistance Authority:
(AMT), 4.00%, 12/1/30	$2,370	$ 2,392,041
(AMT), 4.75%, 12/1/43	2,765	2,783,415
		$ 5,175,456
Transportation — 23.7%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$ 2,096,160
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/36	1,740	1,833,595
(AMT), 5.00%, 12/31/37	760	800,622
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,179,560
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/35	2,500	2,656,850
5.00%, 1/1/38	5,000	5,302,050
(AMT), 4.375%, 1/1/40	2,500	2,510,575
(AMT), 5.00%, 1/1/25	2,555	2,598,077
(AMT), 5.00%, 1/1/26	2,170	2,205,870
(AMT), 5.00%, 7/1/33	500	532,675
(AMT), 5.00%, 7/1/38	1,500	1,585,665
(AMT), 5.00%, 1/1/48	7,000	7,306,390
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,536,150
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	7,227,220
Eagle County Air Terminal Corp., CO:
(AMT), 5.00%, 5/1/37	1,000	1,068,140
(AMT), 5.00%, 5/1/41	4,940	5,245,638
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	8,840	9,055,166
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,106,070
Hidalgo County Regional Mobility Authority, TX:
4.00%, 12/1/39	340	326,686
4.00%, 12/1/40	400	382,272
4.00%, 12/1/41	400	380,144

Eaton Vance
High Yield Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Illinois Toll Highway Authority:
4.00%, 1/1/44(5)	$13,050	$ 13,209,210
5.00%, 1/1/40(5)	15,000	15,958,800
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	848,061
0.00%, 7/1/30	500	348,065
0.00%, 7/1/31	1,150	744,292
Prerefunded to 7/1/23, 0.00%, 7/1/28	2,690	1,927,466
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	490,050
Maryland Transportation Authority:
4.00%, 7/1/45	8,000	8,042,400
4.00%, 7/1/50	4,760	4,715,446
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/43	7,500	7,878,150
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	12,154,925
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/38	565	560,576
Mid-Bay Bridge Authority, FL:
5.00%, 10/1/30	2,050	2,155,636
5.00%, 10/1/35	5,000	5,238,500
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,139,450
New Jersey Transportation Trust Fund Authority, 4.00%, 6/15/41	3,000	2,896,980
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/44	3,200	3,352,576
5.25%, 6/15/43	960	1,022,678
New Jersey Turnpike Authority, 5.00%, 1/1/48(5)	5,000	5,430,250
New Orleans Aviation Board, LA, (North Terminal Project):
(AMT), 5.00%, 1/1/35	2,000	2,064,180
(AMT), 5.00%, 1/1/43	1,500	1,563,420
New York Thruway Authority, 4.00%, 1/1/50	7,770	7,559,278
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,705	1,757,923
(AMT), 5.00%, 7/1/46	7,730	7,970,326
(AMT), 5.25%, 1/1/50	7,520	7,739,659
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 4.00%, 12/1/39	300	284,697
(AMT), 4.00%, 12/1/41	300	281,946
(AMT), 4.00%, 12/1/41	2,900	2,784,087
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport): (continued)
(AMT), 4.00%, 12/1/42	$650	$ 607,328
(AMT), 5.00%, 12/1/29	12,750	13,565,490
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	485,454
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,475,172
Osceola County, FL, (Osceola Parkway):
5.00%, 10/1/44	2,000	2,130,900
5.00%, 10/1/49	2,500	2,647,275
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,564,182
Port Authority of New York and New Jersey:
(AMT), 4.00%, 9/1/33(5)	12,080	12,360,014
(AMT), 4.00%, 9/15/43	3,640	3,535,095
(AMT), 4.50%, 4/1/37(5)	10,000	10,021,700
(AMT), 5.00%, 10/15/35	4,050	4,397,895
Port Freeport, TX, (AMT), 4.00%, 6/1/51	1,500	1,444,275
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.25%, 7/1/48	9,320	9,982,745
South Jersey Port Corp., NJ:
(AMT), 5.00%, 1/1/42	2,500	2,585,900
(AMT), 5.00%, 1/1/48	5,500	5,646,465
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,339,752
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	315	316,622
4.00%, 12/31/38	585	587,059
4.00%, 12/31/39	305	305,982
5.00%, 12/31/35	375	408,105
5.00%, 12/31/36	1,675	1,819,636
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	11,865	12,260,579
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	16,430	16,910,085
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	299,008
0.00%, 8/1/46	2,500	787,750
Virginia Small Business Financing Authority, (95 Express Lanes LLC), (AMT), 4.00%, 1/1/48	2,950	2,761,790
Virginia Small Business Financing Authority, (Elizabeth River Crossings Opco LLC):
(AMT), 4.00%, 1/1/38(7)	3,750	3,683,775
(AMT), 4.00%, 1/1/40(7)	1,500	1,466,145

Eaton Vance
High Yield Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	$2,500	$ 2,572,125
		$ 314,022,905
Water and Sewer — 0.2%
Great Lakes Water Authority, MI, 5.00%, 7/1/49	$1,000	$ 1,109,580
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	1,982,114
		$ 3,091,694
Total Tax-Exempt Municipal Obligations (identified cost $1,303,219,151)		$1,283,713,329

Taxable Municipal Obligations — 5.8%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23	$230	$ 41,343
		$ 41,343
Education — 0.3%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 924,957
4.50%, 8/1/43(1)	1,500	1,188,630
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,450,102
		$ 3,563,689
Escrowed/Prerefunded — 1.4%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$ 11,542,985
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	7,335	7,488,302
		$ 19,031,287
General Obligations — 1.1%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,719,107
Chicago, IL, 7.75%, 1/1/42	4,356	4,711,537
Detroit, MI:
3.11%, 4/1/28	830	750,743
3.344%, 4/1/30	125	110,606
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI: (continued)
3.644%, 4/1/34	$500	$ 432,710
Portsmouth, VA, 2.40%, 7/15/39	1,175	946,980
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	2,832	1,476,091
		$ 15,147,774
Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$ 13,517,295
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	5,418,360
		$ 18,935,655
Insured - General Obligations — 0.4%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$4,779	$ 4,656,762
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	355	282,268
		$ 4,939,030
Special Tax Revenue — 0.6%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$525	$ 506,578
3.72%, 9/1/27(1)	1,370	1,288,197
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	2,800	2,746,688
5.25%, 3/1/31	2,905	2,911,798
		$ 7,453,261
Transportation — 0.6%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	$7,375	$ 7,848,622
		$ 7,848,622
Total Taxable Municipal Obligations (identified cost $75,301,856)		$ 76,960,661
Total Investments — 105.6% (identified cost $1,419,442,588)		$1,398,880,390
Other Assets, Less Liabilities — (5.6)%		$ (74,269,096)
Net Assets — 100.0%		$1,324,611,294

Eaton Vance
High Yield Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $173,985,311 or 13.1% of the Fund's net assets.
(2)	Amount is less than 0.05%.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2022.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.
(7)	When-issued security.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At April 30, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
Texas	13.0%
Illinois	12.7%
New York	12.2%
Others, representing less than 10% individually	64.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2022, 8.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.7% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(175)	Short	6/21/22	$(20,852,344)	$1,262,952
U.S. Long Treasury Bond	(112)	Short	6/21/22	(15,756,999)	1,496,040
					$2,758,992
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
At April 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Eaton Vance
High Yield Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 38,206,400	$ —	$ 38,206,400
Tax-Exempt Municipal Obligations	—	1,283,713,329	—	1,283,713,329
Taxable Municipal Obligations	—	76,960,661	—	76,960,661
Total Investments	$ —	$1,398,880,390	$ —	$1,398,880,390
Futures Contracts	$2,758,992	$ —	$ —	$ 2,758,992
Total	$2,758,992	$1,398,880,390	$ —	$1,401,639,382
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.